MAINSTAY INSTITUTIONAL FUNDS INC.
                                Value Equity Fund

                       Supplement dated September 10, 1999
                       to the Prospectus dated May 1, 1999


Mr. Denis P. Laplaige is no longer a portfolio manager of the Value Equity Fund. Mr. Laplaige's biography, which appears on page 66 of the prospectus, is hereby deleted.